UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                     September 26, 2006 to October 25, 2006

Commission File Number of issuing entity: 333-127834-14

                     Citigroup Mortgage Loan Trust 2006-CB3
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-127834

                       Citigroup Mortgage Loan Trust Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


               Credit-Based Asset Servicing and Securitization LLC
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                 56-2574328, 56-2574326, 56-2574327, 56-2574318
     56-2574442, 56-2574440, 56-2574251, 56-2574265, 56-2574298, 56-2574301
                                 ---------------
                      (I.R.S. Employer Identification No.)

c/o JPMorgan Chase Bank, N.A.
4 New York Plaza, 6th Floor
New York, NY                                                       10004
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (212) 623-5600
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                    ---------
           (Former name, former address, if changed since last report)

              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
   AV-1           [   ]           [   ]           [ x ]
   AV-2           [   ]           [   ]           [ x ]
   AV-3           [   ]           [   ]           [ x ]
   AV-4           [   ]           [   ]           [ x ]
   M-1            [   ]           [   ]           [ x ]
   M-2            [   ]           [   ]           [ x ]
   M-3            [   ]           [   ]           [ x ]
   M-4            [   ]           [   ]           [ x ]
   M-5            [   ]           [   ]           [ x ]
   M-6            [   ]           [   ]           [ x ]
   B-1            [   ]           [   ]           [ x ]
   B-2            [   ]           [   ]           [ x ]
   B-3            [   ]           [   ]           [ x ]
   B-4            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On October 25, 2006 a distribution was made to holders of Citigroup Mortgage Loan Trust 2006-CB3 C-Bass Mortgage Loan Asset - Backed Certificates, Series 2006-CB3. The distribution report is attached as
         Exhibit 99.1 to this Report on Form 10-D.


Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

        Statement to  Certificateholders on October 25, 2006 is filed as Exhibit
        99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                Citigroup Mortgage Loan Trust 2006-CB3
                                (Issuing Entity)

                            By: Litton Loan Servicing LLC
                                (Servicer)

                                /s/ Elizabeth Folk
                                ------------------------
                                Elizabeth Folk
                                Senior Vice President

                          Date: November 6, 2006

EXHIBIT INDEX

Exhibit
Number        Description

EX-99.1       Monthly report  distributed to holders of  Citigroup Mortgage Loan
              Trust  2006-CB3 C-Bass  Mortgage  Loan  Asset-Backed Certificates,
              Series 2006-CB3 relating  to  the  October 25, 2006  distribution.


                                                             EX-99.1
                                 C-Bass Mortgage Loan Asset-Backed Certificates, Series 2006-CB3
                                                        October 25, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                   ENDING
              FACE         PRINCIPAL                                                        REALIZED     DEFERRED     PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
AV1    372,826,000.00    267,872,077.23   16,371,736.60     1,203,192.08     17,574,928.68     0.00       0.00       251,500,340.63
AV2     97,721,000.00     97,721,000.00            0.00       443,001.87        443,001.87     0.00       0.00        97,721,000.00
AV3    127,762,000.00    127,762,000.00            0.00       585,575.83        585,575.83     0.00       0.00       127,762,000.00
AV4     94,547,000.00     94,547,000.00            0.00       440,431.44        440,431.44     0.00       0.00        94,547,000.00
M1      29,062,000.00     29,062,000.00            0.00       136,833.58        136,833.58     0.00       0.00        29,062,000.00
M2      25,692,000.00     25,692,000.00            0.00       121,180.60        121,180.60     0.00       0.00        25,692,000.00
M3      16,005,000.00     16,005,000.00            0.00        75,757.00         75,757.00     0.00       0.00        16,005,000.00
M4      13,899,000.00     13,899,000.00            0.00        66,946.85         66,946.85     0.00       0.00        13,899,000.00
M5      12,635,000.00     12,635,000.00            0.00        60,963.88         60,963.88     0.00       0.00        12,635,000.00
M6      10,530,000.00     10,530,000.00            0.00        51,597.00         51,597.00     0.00       0.00        10,530,000.00
B1      10,108,000.00     10,108,000.00            0.00        54,751.67         54,751.67     0.00       0.00        10,108,000.00
B2       9,688,000.00      9,688,000.00            0.00        52,476.67         52,476.67     0.00       0.00         9,688,000.00
B3       9,267,000.00      9,267,000.00            0.00        50,196.25         50,196.25     0.00       0.00         9,267,000.00
B4       8,425,000.00      8,425,000.00            0.00        45,635.42         45,635.42     0.00       0.00         8,425,000.00
CE       4,212,715.61      4,212,715.61            0.00       926,489.86        926,489.86     0.00       0.00         4,212,715.61
P              100.00            100.00            0.00       315,386.51        315,386.51     0.00       0.00               100.00
R                0.00              0.00            0.00             0.00              0.00     0.00       0.00                 0.00
RX               0.00              0.00            0.00             0.00              0.00     0.00       0.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS 842,379,815.61    737,425,892.84   16,371,736.60     4,630,416.51     21,002,153.11     0.00       0.00       721,054,156.24
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        CURRENT
                          BEGINNING                                                                   ENDING            PASS-THRU
CLASS        CUSIP        PRINCIPAL           PRINCIPAL            INTEREST             TOTAL         PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
AV1         12489WQU1      718.49087035      43.91253990           3.22722149         47.13976139      674.57833045       5.390000%
AV2         12489WQV9    1,000.00000000       0.00000000           4.53333337          4.53333337    1,000.00000000       5.440000%
AV3         12489WQW7    1,000.00000000       0.00000000           4.58333331          4.58333331    1,000.00000000       5.500000%
AV4         12489WQX5    1,000.00000000       0.00000000           4.65833332          4.65833332    1,000.00000000       5.590000%
M1          12489WQY3    1,000.00000000       0.00000000           4.70833322          4.70833322    1,000.00000000       5.650000%
M2          12489WQZ0    1,000.00000000       0.00000000           4.71666667          4.71666667    1,000.00000000       5.660000%
M3          12489WRA4    1,000.00000000       0.00000000           4.73333333          4.73333333    1,000.00000000       5.680000%
M4          12489WRB2    1,000.00000000       0.00000000           4.81666667          4.81666667    1,000.00000000       5.780000%
M5          12489WRC0    1,000.00000000       0.00000000           4.82500040          4.82500040    1,000.00000000       5.790000%
M6          12489WRD8    1,000.00000000       0.00000000           4.90000000          4.90000000    1,000.00000000       5.880000%
B1          12489WRE6    1,000.00000000       0.00000000           5.41666700          5.41666700    1,000.00000000       6.500000%
B2          12489WRF3    1,000.00000000       0.00000000           5.41666701          5.41666701    1,000.00000000       6.500000%
B3          12489WRG1    1,000.00000000       0.00000000           5.41666667          5.41666667    1,000.00000000       6.500000%
B4          12489WRH9    1,000.00000000       0.00000000           5.41666706          5.41666706    1,000.00000000       6.500000%
CE          12489W9R7    1,000.00000000       0.00000000         219.92698909        219.92698909    1,000.00000000       0.000000%
P           12489W9S5    1,000.00000000       0.00000000   3,153,865.10000000  3,153,865.10000000    1,000.00000000       0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                     875.40783762      19.43510077           5.49682747         24.93192824      855.97273686
-----------------------------------------------------------------------------------------------------------------------------------

                                 C-Bass Mortgage Loan Asset-Backed Certificates, Series 2006-CB3
                                                       October 25, 2006

Overcollateralization Amount                                                                         4,211,899.08
Target Overcollateralization Amount                                                                  4,211,899.08
Overcollateralization Deficiency Amount                                                                      0.00
Monthly Excess Interest                                                                                876,699.98
Extra Principal Distribution Amount                                                                     48,140.91
Servicing Fee Paid                                                                                     307,152.49
Trustee Fee Paid                                                                                         1,536.30

Current Advances                                                                                     2,309,952.67

Principal Prepayments                                                                               16,046,280.42

Total Beginning Collateral Balance                                                                 737,424,976.31
Total Ending Collateral Balance                                                                    721,053,239.71

Total Beginning Number of Loans                                                                             3,431
Total Ending Number of Loans                                                                                3,361

Weighted Average Term to Maturity                                                                             346

Weighted Average Mortgage Rate for All Loans                                                            7.446270%

Weighted Average Net Mortgage Rate for All Loans                                                        6.940306%

        Delinquency by Group
        Group 1
        Category        Number      Principal Balance     Percentage
        1 Month          148          33,504,058.00          4.65%
        2 Month           54          11,865,174.11          1.65%
        3 Month          125          31,028,407.51          4.30%
        Total            327          76,397,639.62         10.60%

        Delinquencies Include Bankruptcies and Foreclosures
        Foreclosure Group Report
        Group Number    Number of Loans    Principal Balance      Percentage
              1               75              20,484,916.81          2.84%
        Total                 75              20,484,916.81          2.84%

        Foreclosure Scheduled Loan Report
        Group       Loan      Forclosure        Scheduled           Current        Original         Original      Loan Origination
        Number     Number        Date       Principal Balance      Note Rate     Stated Term      LTV Ratio (%)         Date
                                                  0.00              .00000           0.00             0.00
        Total                                     0.00              .00000           0.00             0.00

        Bankruptcy Group Report
        Group Number     Number of Loans    Principal Balance     Percentage
              1                 16            4,027,546.87           0.56%
        Total                   16            4,027,546.87           0.56%

        Bankruptcy Scheduled Loan Report
        Group      Loan      Bankruptcy        Scheduled           Current       Original         Original        Loan Origination
        Number    Number        Date       Principal Balance      Note Rate     Stated Term     LTV Ratio (%)            Date
                                                 0.00              .00000          0.00             0.00
        Total                                    0.00              .00000          0.00             0.00

        REO Group Report
        Group Number     Number of Loans     Principal Balance     Percentage
              1                 9               1,459,545.23          0.20%
        Total                   9               1,459,545.23          0.20%

        REO Property Scheduled Balance
        Group Number     Loan Number        REO Date       Schedule Principal Balance
                                                                       0.00
        Total                                                          0.00

        REO Book Value Report
        Group Number       Loan Number        Book Value
                                                 0.00

Basis Risk Shortfalls and Net WAC Rate Carry Over Certificate Interest Amounts

AV1 Current Interest Shortfall                                                                               0.00
AV1 Cumulative Interest Shortfall                                                                            0.00
AV1 Net WAC Rate Carryover Amount Paid                                                                       0.00
AV1 Net WAC Rate Carryover Remaining                                                                         0.00

AV2 Current Interest Shortfall                                                                               0.00
AV2 Cumulative Interest Shortfall                                                                            0.00
AV2 Net WAC Rate Carryover Amount Paid                                                                       0.00
AV2 Net WAC Rate Carryover Remaining                                                                         0.00

AV3 Current Interest Shortfall                                                                               0.00
AV3 Cumulative Interest Shortfall                                                                            0.00
AV3 Net WAC Rate Carryover Amount Paid                                                                       0.00
AV3 Net WAC Rate Carryover Remaining                                                                         0.00

AV4 Current Interest Shortfall                                                                               0.00
AV4 Cumulative Interest Shortfall                                                                            0.00
AV4 Net WAC Rate Carryover Amount Paid                                                                       0.00
AV4 Net WAC Rate Carryover Remaining                                                                         0.00

M1  Current Interest Shortfall                                                                               0.00
M1  Cumulative Interest Shortfall                                                                            0.00
M1  Net WAC Rate Carryover Amount Paid                                                                       0.00
M1  Net WAC Rate Carryover Remaining                                                                         0.00

M2  Current Interest Shortfall                                                                               0.00
M2  Cumulative Interest Shortfall                                                                            0.00
M2  Net WAC Rate Carryover Amount Paid                                                                       0.00
M2  Net WAC Rate Carryover Remaining                                                                         0.00

M3  Current Interest Shortfall                                                                               0.00
M3  Cumulative Interest Shortfall                                                                            0.00
M3  Net WAC Rate Carryover Amount Paid                                                                       0.00
M3  Net WAC Rate Carryover Remaining                                                                         0.00

M4  Current Interest Shortfall                                                                               0.00
M4  Cumulative Interest Shortfall                                                                            0.00
M4  Net WAC Rate Carryover Amount Paid                                                                       0.00
M4  Net WAC Rate Carryover Remaining                                                                         0.00

M5  Current Interest Shortfall                                                                               0.00
M5  Cumulative Interest Shortfall                                                                            0.00
M5  Net WAC Rate Carryover Amount Paid                                                                       0.00
M5  Net WAC Rate Carryover Remaining                                                                         0.00

M6  Current Interest Shortfall                                                                               0.00
M6  Cumulative Interest Shortfall                                                                            0.00
M6  Net WAC Rate Carryover Amount Paid                                                                       0.00
M6  Net WAC Rate Carryover Remaining                                                                         0.00

B1  Current Interest Shortfall                                                                               0.00
B1  Cumulative Interest Shortfall                                                                            0.00
B1  Net WAC Rate Carryover Amount Paid                                                                       0.00
B1  Net WAC Rate Carryover Remaining                                                                         0.00

B2  Current Interest Shortfall                                                                               0.00
B2  Cumulative Interest Shortfall                                                                            0.00
B2  Net WAC Rate Carryover Amount Paid                                                                       0.00
B2  Net WAC Rate Carryover Remaining                                                                         0.00

B3  Current Interest Shortfall                                                                               0.00
B3  Cumulative Interest Shortfall                                                                            0.00
B3  Net WAC Rate Carryover Amount Paid                                                                       0.00
B3  Net WAC Rate Carryover Remaining                                                                         0.00

B4  Current Interest Shortfall                                                                               0.00
B4  Cumulative Interest Shortfall                                                                            0.00
B4  Net WAC Rate Carryover Amount Paid                                                                       0.00
B4  Net WAC Rate Carryover Remaining                                                                         0.00

Net Interest Shortfalls PSA Section 1.03                                                                     0.00
Soldiers and Sailors Relief Act                                                                              0.00
Prepayment Interest Shortfall                                                                                0.00

Note: SSCRA and PPIS are treated as one (shortfall) amount
Has the Stepdown Date occurred?                                                                                NO
Note: Stepdown not to occur before April 25, 2009 (unless Senior Certificates are paid in full)

Trigger Event Details

Has the Trigger Event Occurred                                                                                 NO

Rolling 6 Month Prior Delinquency Percentage                                                              3.1727%
Total Current Realized Losses                                                                           48,140.91

Cumulative Realized Losses as a Percentage of Original Collateral Balance                                 0.0000%

Available Funds                                                                                     20,590,372.10
Interest Remittance Amount                                                                           4,266,776.41
Principal Remittance Amount                                                                         16,323,595.69

Mortgage Loans (Principal Balance) purchased by the Servicer                                                 0.00

Net Swap Payment made by the Trust to the Swap Provider                                                      0.00

Net Swap Payment made by the Swap Provider to the Trust                                                 97,930.79

Swap Termination Payment                                                                                     0.00

Interest Accrual Period
Start Date                                                                                     September 25, 2006
End Date                                                                                         October 24, 2006
Number of Days in Accrual Period                                                                               30

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.